Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 7,086	£ 5,301
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,639	1,075
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	5,049	3,811
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 398	£ 415